Balance Sheet Components - Schedule of Accrued Expense and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accrued purchases	$ 12,499	$ 7,478	$ 10,790	$ 5,182
Accrued employee compensation	7,703	5,886	3,981	2,256
Other accrued expenses	5,247	7,115	6,754	2,308
Non related party accrued interest expense	623	429	202
Contingent consideration	3,979	2,204	2,151	967
Unearned Income			1,200	823
Accrued trade commissions			90	347
Total Accrued liabilities and other payables	$ 34,325	$ 24,204	25,078	13,325
Previously Reported
Non related party accrued interest expense			$ 112	$ 1,442